REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE	The following tables represent net sales disaggregated by revenue source:
Year ended
December 31, 2025
Nutraceutical products	$6,202
Total revenues	$6,202

SCHEDULE OF DISAGGREGATION OF NET SALES DISAGGREGATED BY GEOGRAPHY	The following tables represent net sales disaggregated by geography, based on the customers’ billing addresses.
Year ended December 31, 2025
United States	$6,153
Canada	30
United Kingdom	19
$6,202